Supplement to Prospectuses

     SteinRoe  Asia  Pacific  Fund
Stein Roe  Balanced  Fund
Stein Roe  Capital Opportunities Fund
Stein Roe Disciplined Stock Fund
Stein Roe International Fund
Stein Roe Large  Company Focus Fund
Stein Roe Midcap Growth Fund
Stein Roe Small Company  Growth Fund
Stein Roe Young Investor Fund
Stein Roe  Intermediate  Bond
Fund Stein Roe Income Fund
Stein Roe High Yield Fund
Stein Roe Cash Reserves Fund
Stein Roe High Yield  Municipals Fund
Stein Roe Intermediate  Municipals  Fund
Stein Roe Municipal Money Market Fund
Stein Roe Managed Municipals Fund


The section entitled "BY PHONE" under the heading "SELLING SHARES" is replaced with the following:

BY PHONE: You may sell your shares by telephone and request that a check be sent to your address of record by calling 800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you decline it on your application.






                                            September 1, 2000



S36-36/737C-0800



August 31, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Liberty-Stein Roe Funds Income Trust (the "Trust") Stein Roe Income Trust Stein Roe Intermediate Bond Fund Stein Roe High Yield Fund Stein Roe Cash Reserves Fund (the "Funds") File Nos. 811-4552 and 33-02633


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is a prospectus supplement dated September 1 2000, which is now being used in connection with the public offering and sale of shares of the Funds. Please be advised that the Funds' Prospectus, Statements of Additional Information and Annual Reports (each of which was filed via EDGAR) have not been revised since the date of the last filing.

Sincerely,

Liberty-Stein Roe Income Trust


/s/ Vincent Pietropaolo
Vincent Pietropaolo
Assistant Secretary

Enclosures